OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Employees and related accruals	$ 2,504	$ 1,673
Royalties payments related to Milestone payments from Bayer	234
Accrued expenses	3,216	1,076
Other accounts payable and accrued expenses	$ 5,954	$ 2,749